Long-term debt - Bank Credit Facilities Available to AQN and its Operating Groups (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Revolving and term credit facilities	$ 4,513,300	$ 3,217,000
Funds drawn on facilities/ commercial paper issued	(1,532,500)	(849,600)
Letters of credit issued	(465,200)	(317,200)
Liquidity available under the facilities	2,515,600	2,050,200
Undrawn portion of uncommitted letter of credit facilities	(226,900)	(224,000)
Cash and cash equivalents	57,623	125,157
Total liquidity and capital reserves	$ 2,346,323	$ 1,951,357